LEASES - Lease income in operating lease (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2023 VND (₫)
LEASES
Lease income relating to lease payments	₫ 445,875	$ 17,749,094	₫ 341,296	₫ 233,817
Lease income relating to variable lease payments not included in the measurement of the lease receivable	₫ 288,577	$ 11,487,481	₫ 41,617	₫ 67,272